EARNINGS PER SHARE (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Impact on profit for the year from continuing operations		$ (474)
Impact on basic earnings per share		$ (0.02)
Impact on diluted earnings per share		$ (0.02)
Impact of the adoption of IFRS 9 [Member]
Statement1 [Line Items]
Impact on profit for the year from continuing operations		$ (51)
Impact of the adoption of IFRS 15 [Member]
Statement1 [Line Items]
Impact on profit for the year from continuing operations		$ (423)
Impact on basic earnings per share		$ (0.02)
Impact on diluted earnings per share		$ (0.02)
mpact of the adoption of IFRS 16
Statement1 [Line Items]
Impact on profit for the year from continuing operations	$ 1,144
Impact on basic earnings per share	$ (0.06)
Impact on diluted earnings per share	$ (0.06)